Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 27, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensa- tion Table Total for Marc DeBevoise ($)	Compensa- tion Actually Paid to Marc DeBevoise($) (1)	Summary Compensat- ion Table Total for Jeff Ray ($)	Compensa- tion Actually Paid to Jeff Ray ($) (2)	Average Summary Compensation Table Total for Non -PEO NEOs ($)		Average Compensation Actually Paid to Non-PEO NEOs ($) (3)		Total Share- holder Return ($) (4)	Peer Group Total Share- holder Return ($) (5)	Net Income ($) (6)	Revenue ($) (7)
2022	5,288,315	3,040,940	979,872	539,384	614,609	(8)	(144,936	)(8)	60	133	(9,015,000)	211,008,000
2021	—	—	1,757,714	(927,320)	1,576,535	(8)	797,402	(8)	118	207	5,397,000	211,093,000
2020	—	—	1,965,003	3,987,786	844,895	(8)	1,581,666	(8)	212	150	(5,813,000)	197,353,000

(1)
Mr. DeBevoise commenced employment as our Chief Executive Officer on March 28, 2022. The amount reported represents the “compensation actually paid” to Mr. DeBevoise, computed in accordance with Item 402(v) of Regulation
S-K
for 2022, but does not reflect the actual amount of compensation earned by or paid to Mr. DeBevoise in 2022. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for Mr. DeBevoise in the “Total” column of the Summary Com
p
ensation Table for 2022 to calculate compensation actually paid:

Year	Summary Compensation Table Total for Marc DeBevoise ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Award Adjustments($) (b)	Compensation Actually Paid to Marc DeBevoise ($)
2022	5,288,315	(4,464,625)	2,217,250	3,040,940

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for 2022.
(b)
The equity award adjustments include the following: (i) the addition (or subtraction, if applicable) of the year-end
fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of the Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,217,250	—	—	—	—	—	2,217,250

(2)
Mr. Ray resigned as our Chief Executive Officer effective March 27, 2022. The amounts reported represent the “compensation actually paid” to Mr. Ray, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to Mr. Ray in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for Mr. Ray in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for Jeff Ray ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Award Adjustments($) (b)	Compensation Actually Paid to Jeff Ray ($)
2022	979,872	—	(440,488)	539,384
2021	1,757,714	(923,000)	(1,762,034)	(927,320)
2020	1,965,003	(919,983)	2,942,766	3,987,786

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	(83,483)	—	(357,005)	—	—	(440,488)
2021	—	(1,156,670)	—	(605,363)	—	—	(1,762,034)
2020	923,496	1,819,701	—	199,569	—	—	2,942,766

(3)
The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEOs as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	614,609	—	(759,545)	(144,936)
2021	1,576,535	(1,050,008)	270,875	797,402
2020	844,895	(314,992)	1,051,763	1,581,666

(a)	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)	The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	(356,549)	—	(192,530)	(210,466)	—	(759,545)
2021	1,033,852	(259,434)	—	(124,623)	(378,920)	—	270,875
2020	316,195	729,572	—	110,277	(104,280)	—	1,051,763

(4)
Total shareholder return (“TSR”) is calculated by dividing the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period. The company did not pay any dividends in 2020, 2021 or 2022.

(5)	Represents the weighted peer group TSR. The peer group used for this purpose is the NASDAQ Computer & Data Processing Index, a published industry index.
(6)	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable fiscal year.
(7)
The Company Selected Measure is revenue, and the dollar amounts reported represent the amount of revenue reflected in the company’s audited financial statements for the applicable year. While we consider numerous financial and non-financial
performance measures for the purpose of evaluating and determining executive compensation, we consider revenue, which is one of the two measures used to determine annual performance-based cash compensation for our NEOs, to be the most important performance measure used by us to link compensation actually paid to the NEOs for fiscal year 2022 to Company performance.

(8)	Non-PEO NEOs for 2022, 2021 and 2020 include Robert Noreck and David Plotkin.

Company Selected Measure Name			revenue
Named Executive Officers, Footnote [Text Block]			Non-PEO NEOs for 2022, 2021 and 2020 include Robert Noreck and David Plotkin.
Peer Group Issuers, Footnote [Text Block]			Represents the weighted peer group TSR. The peer group used for this purpose is the NASDAQ Computer & Data Processing Index, a published industry index.
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Mr. DeBevoise commenced employment as our Chief Executive Officer on March 28, 2022. The amount reported represents the “compensation actually paid” to Mr. DeBevoise, computed in accordance with Item 402(v) of Regulation
S-K
for 2022, but does not reflect the actual amount of compensation earned by or paid to Mr. DeBevoise in 2022. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for Mr. DeBevoise in the “Total” column of the Summary Com
p
ensation Table for 2022 to calculate compensation actually paid:

Year	Summary Compensation Table Total for Marc DeBevoise ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Award Adjustments($) (b)	Compensation Actually Paid to Marc DeBevoise ($)
2022	5,288,315	(4,464,625)	2,217,250	3,040,940

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for 2022.
(b)
The equity award adjustments include the following: (i) the addition (or subtraction, if applicable) of the year-end
fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of the Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	2,217,250	—	—	—	—	—	2,217,250

(2)
Mr. Ray resigned as our Chief Executive Officer effective March 27, 2022. The amounts reported represent the “compensation actually paid” to Mr. Ray, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to Mr. Ray in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the amount reported for Mr. Ray in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Year	Summary Compensation Table Total for Jeff Ray ($)	Summary Compensation Table Value of Equity Awards ($) (a)	Equity Award Adjustments($) (b)	Compensation Actually Paid to Jeff Ray ($)
2022	979,872	—	(440,488)	539,384
2021	1,757,714	(923,000)	(1,762,034)	(927,320)
2020	1,965,003	(919,983)	2,942,766	3,987,786

(a)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	(83,483)	—	(357,005)	—	—	(440,488)
2021	—	(1,156,670)	—	(605,363)	—	—	(1,762,034)
2020	923,496	1,819,701	—	199,569	—	—	2,942,766

Non-PEO NEO Average Total Compensation Amount			$ 614,609	$ 1,576,535	$ 844,895
Non-PEO NEO Average Compensation Actually Paid Amount			$ (144,936)	797,402	1,581,666
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEOs as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEOs) for each year to determine the compensation actually paid, using the same methodology described above in footnote 1:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	614,609	—	(759,545)	(144,936)
2021	1,576,535	(1,050,008)	270,875	797,402
2020	844,895	(314,992)	1,051,763	1,581,666

(a)	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)	The equity award adjustments for each fiscal year include the amounts noted in footnote 1(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	—	(356,549)	—	(192,530)	(210,466)	—	(759,545)
2021	1,033,852	(259,434)	—	(124,623)	(378,920)	—	270,875
2020	316,195	729,572	—	110,277	(104,280)	—	1,051,763

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company Total Shareholder Return
The graph below illustrates the relationship between the Company’s cumulative TSR, the cumulative TSR of the NASDAQ Computer & Data Processing Index and compensation actually paid, computed in accordance with Item 402(v) of Regulation
S-K,
for the fiscal years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income
The graph below illustrates the relationship between the Company’s net income and compensation actually paid, computed in accordance with Item 402(v) of Regulation

S-K,

for the fiscal years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Revenue
The graph below illustrates the relationship between the Company’s revenue and compensation actually paid, computed in accordance with Item 402(v) of Regulation

S-K,

for the fiscal years presented in the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company Total Shareholder Return and Peer Group Total Shareholder Return
The graph below illustrates the relationship between the Company’s cumulative TSR and the cumulative TSR of the NASDAQ Computer & Data Processing Index for the fiscal years presented in the Pay Versus Performance Table.

Total Shareholder Return Amount			$ 60	118	212
Peer Group Total Shareholder Return Amount			133	207	150
Net Income (Loss)			$ (9,015,000)	$ 5,397,000	$ (5,813,000)
Company Selected Measure Amount			211,008,000	211,093,000	197,353,000
Additional 402(v) Disclosure [Text Block]
Narrative Disclosure to Pay Versus Performance
As described in more detail in the Compensation Discussion and Analysis above, our compensation strategy is designed to attract and retain high-caliber executive officers and employees, and align employee contributions with our objectives and the creation of long-t erm
stockholder value. In accordance with Item 402(v) of Regulation
S-K,
the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table above. However, “compensation actually paid,” as calculated in accordance with Item 402(v) of Regulation
S-K,
is not considered by the Board and the Compensation Committee in evaluating or determining executive compensation.

DeBevoise [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,288,315	$ 0	$ 0
PEO Actually Paid Compensation Amount			3,040,940	0	0
PEO Name		Mr. DeBevoise
Jeff Ray [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			979,872	1,757,714	1,965,003
PEO Actually Paid Compensation Amount			539,384	$ (927,320)	$ 3,987,786
PEO Name	Mr. Ray			Mr. Ray	Mr. Ray
PEO [Member] | DeBevoise [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,464,625)
PEO [Member] | DeBevoise [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,217,250
PEO [Member] | DeBevoise [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,217,250
PEO [Member] | DeBevoise [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,217,250
PEO [Member] | Jeff Ray [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	$ (923,000)	$ (919,983)
PEO [Member] | Jeff Ray [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(440,488)	(1,762,034)	2,942,766
PEO [Member] | Jeff Ray [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	923,496
PEO [Member] | Jeff Ray [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(83,483)	(1,156,670)	1,819,701
PEO [Member] | Jeff Ray [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Jeff Ray [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(357,005)	(605,363)	199,569
PEO [Member] | Jeff Ray [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Jeff Ray [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Jeff Ray [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(440,488)	(1,762,034)	2,942,766
Non-PEO NEO [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(1,050,008)	(314,992)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(759,545)	270,875	1,051,763
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	1,033,852	316,195
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(356,549)	(259,434)	729,572
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(192,530)	(124,623)	110,277
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(210,466)	(378,920)	(104,280)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (759,545)	$ 270,875	$ 1,051,763